Sale-Leaseback Transaction	12 Months Ended
Dec. 31, 2025
Sale-Leaseback Transaction [Abstract]
SALE-LEASEBACK TRANSACTION

Note 7. SALE-LEASEBACK TRANSACTION

On October 24, 2006, the Company consummated a Sale — Leaseback Arrangement, whereby the Company sold the buildings and real property located in Bay Shore, New York (the “Bay Shore Property”) for a purchase price of $6,200,000. The Company realized a gain on the sale of $1,051,000 of which $300,000 was recognized during the year ended December 31, 2006. The remaining $751,000 is being recognized ratably over the remaining term of the twenty — year lease at approximately $38,000 per year. The gain is included in Other Income in the accompanying Consolidated Statements of Operations. The unrecognized portion of the gain in the amount of $28,000 and $67,000 as of December 31, 2025 and 2024, respectively, is classified as Deferred Gain on Sale in the accompanying Consolidated Balance Sheets.

The Company accounted for these transactions under the provisions of FASB ASC 840-40, “Leases-Sale-Leaseback Transactions.”

Simultaneous with the closing of the sale of the Bay Shore Property, the Company entered into a 20-year lease (the “Lease”) expiring in September 2026 with the purchaser for the property. Base annual rent is approximately $540,000 for the first five years, $560,000 for the sixth year, and thereafter increases 3% per year. The Lease grants the Company an option to renew the Lease for an additional period of five years. The Company has on deposit with the landlord $89,000 as security for the performance of its obligations under the Lease. Pursuant to the terms of the Lease, the Company is required to pay all of the costs associated with the operation of the facilities, including, without limitation, insurance, taxes and maintenance. The lease also contains customary representations, warranties, obligations, conditions and indemnification provisions and grants the landlord customary remedies upon a breach of the lease by the Company, including the right to terminate the Lease and hold the Company liable for any deficiency in future rent. See Note 9 — Operating Lease Liabilities.